Current Liabilities - Payables - Summary of Current Liabilities Payables (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current Liabilities Payables [Abstract]
Accounts payable settlement terms	30 day terms	30 day terms